Capital structure	12 Months Ended
Dec. 31, 2011
Capital structure
15.	Capital structure

The Company’s capital structure is comprised of shareholders’ equity. When managing its capital structure, the Company’s objectives are a) to preserve the Company’s access to capital markets and its ability to meet its financial obligations and b) to finance its exploration and development activities and operating costs.

The Company monitors its capital structure using future forecasts of cash flows, particularly those related to its exploration and development programs.

The Company manages its capital structure and makes adjustments to it to maintain flexibility while achieving the objectives stated above. To manage the capital structure, the Company may adjust its exploration and development programs, operating expenditure plans, or issue new shares. The Company’s capital management objectives have remained unchanged over the periods presented.

The Company is not subject to any externally imposed capital requirements.